Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Buffalo Blue Chip Growth Fund | Buffalo Blue Chip Growth Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	16.25%	28.87%	40.39%	(28.61%)	26.08%	28.08%	31.77%	(1.63%)	24.86%	6.90%
Buffalo Early Stage Growth Fund | Buffalo Early Stage Growth Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.12%	7.52%	9.83%	(30.76%)	7.79%	47.69%	34.03%	(3.95%)	27.18%	11.05%
Buffalo Flexible Allocation Fund | Buffalo Flexible Allocation Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.39%	10.26%	7.43%	4.01%	30.00%	(2.24%)	18.76%	(7.00%)	13.21%	9.90%
Buffalo Growth Fund | Buffalo Growth Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	13.92%	25.19%	42.64%	(31.13%)	21.69%	28.29%	31.91%	0.51%	22.81%	4.86%
Buffalo Growth & Income Fund | Buffalo Growth & Income Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.40%	20.13%	20.06%	(8.75%)	20.97%	16.64%	27.66%	(5.05%)	18.02%	12.06%
Buffalo High Yield Fund | Buffalo High Yield Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	5.11%	9.72%	11.68%	(5.53%)	5.53%	9.27%	12.32%	(2.26%)	5.98%	6.65%
Buffalo International Fund | Buffalo International Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	17.08%	(1.88%)	18.33%	(21.79%)	18.21%	19.10%	28.02%	(8.85%)	29.33%	3.19%
Buffalo Mid Cap Discovery Fund | Buffalo Mid Cap Discovery Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	(1.80%)	5.44%	24.30%	(28.67%)	11.90%	33.81%	31.63%	(6.54%)	25.44%	5.56%
Buffalo Mid Cap Growth Fund | Buffalo Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	(1.66%)	6.79%	26.97%	(27.80%)	14.61%	34.18%	37.98%	(7.30%)	13.66%	5.93%
Buffalo Small Cap Growth Fund | Buffalo Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	(0.13%)	5.38%	5.45%	(30.01%)	4.85%	66.36%	40.97%	(5.78%)	27.07%	6.22%